UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2014

Item 1. Reports to Stockholders.

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER ROCHESTER®

LIMITED TERM CALIFORNIA MUNICIPAL FUND

SEMIANNUAL REPORT 1.31.2014

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/14

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays Municipal 5 Year (4-6) Index	Barclays Municipal Bond Index
6-Month	0.84%	-1.43%	2.16%	2.99%
1-Year	-1.51	-3.73	1.39	-1.07
5-Year	6.31	5.83	3.87	5.54
Since Inception (2/25/04)	4.26	4.02	3.89	4.31

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

The Fund’s name was changed to Oppenheimer Rochester Limited Term California Municipal Fund, from Oppenheimer Limited Term California Municipal Fund, on November 27, 2013.

OppenheimerFunds/Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

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Fund Performance Discussion

For California investors in the top federal and state income tax bracket as of January 31, 2014 – when the Fund’s Class A shares had a tax-free distribution yield of 3.67% at net asset value (NAV) and a six-month total return of 0.84% (without sales charge) – the Fund produced as much after-tax income as a taxable investment yielding 5.85%. In the last month of this reporting period, as many investors had anticipated, the Federal Reserve began to “taper” what had been a $85 billion-a-month bond purchasing initiative. Declining prices in the muni market had an adverse effect on NAVs and total returns of municipal bond funds throughout the industry, including this Fund’s. To the benefit of our shareholders, tax-free income provided 100% of the Fund’s positive total return (without sales charge) this reporting period.

MARKET OVERVIEW

Amid sluggish economic growth this reporting period, many investors grew increasingly concerned about the potential impact of any change to the Federal Reserve’s policy of quantitative easing.

In mid-November 2013, Fed Chairman Ben S. Bernanke spoke frankly about his reason for holding regular press conferences – the first of their kind for the Fed – as he approached the end of his 8-year tenure, saying that “transparency in monetary policy enhances public understanding and confidence.”

Bernanke’s explanation came in the aftermath of the market’s reaction to a Fed announcement in June that it was “prepared to increase or reduce the pace of its purchases” and that the short-term Fed Funds target rate, which it controls, would remain between zero and 0.25%. The initial market reaction in June – a sharp sell-off among those who believed that a policy change was imminent – continued to haunt fixed-income investors for the rest of the reporting period.

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	3.67%
Dividend Yield with sales charge	3.58
Standardized Yield	2.87
Taxable Equivalent Yield	5.85
Last distribution (1/28/14)	$0.010

Total distributions (8/1/13 to 1/31/14)	$0.0575

Endnotes for this discussion begin on page 13 of this report

3        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

By the time Bernanke and other Fed officials tried to correct the market’s interpretation of what had been communicated, prices of municipal bonds had fallen and bond fund outflows worsened. As a result, yields rose, effectively turning the investors’ fears into a reality. Investors who were able to ride out the price volatility and focus on the long term were able to buy bonds with higher yields.

On January 3, 2014, Janet Yellen, who had been the Fed’s Vice Chair, was confirmed by the U.S. Senate to succeed Bernanke. She had been nominated in October 2013 after Lawrence Summers, the early front runner, withdrew from consideration. During the reporting period, many news reports and market analysts speculated as to how policies might change under new leadership.

California’s economy continued to strengthen this reporting period. On August 8, 2013, for example, the state sold $5.5 billion in short-term debt, the largest municipal-debt sale of the year. The state was able to borrow at relatively low interest rates, a sign that California’s fiscal headaches may have ended.

In early January 2014, Gov. Jerry Brown held a last-minute press conference (after the news had been leaked) to announce plans to repay $11 billion of the state’s debt and put $1.6 billion in a reserve fund, moves intended to continue to bolster the state’s economic health in 2014.

According to the Los Angeles Times, the governor said, “For this year, there’s very good news. Good news in the fiscal stability and resources available for the State of California, but also cautionary warnings that, by no means, are we out of the wilderness.”

Gov. Brown also released a $155 billion fiscal 2015 budget proposal that forecasts another surplus, even as he expects general fund spending to increase by more than 8%. The governor also offered a “new funding strategy” to anticipate potential trouble surrounding the $218 billion gap between the state’s pension liabilities and its ability to pay them. The state’s fiscal year begins July 1, 2014, and the Legislature needs to approve the budget by June 15.

In the state’s transportation news, the governor indicated that the state would use a portion of the $850 million that it has raised through penalty fees on polluters to fund California’s high-speed rail project, which experienced some setbacks during this reporting period. Developers have said that they still expect to break ground in 2015 on an express train between Los Angeles and San Francisco, with a projected cost of $68 billion.

4        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

AAA-rated municipal securities remained “cheap to Treasuries” for virtually all of this reporting period, a condition that exists when nominal, pre-tax muni yields exceed available Treasury yields. This condition allows investors to earn higher nominal yields on their muni holdings than on Treasuries and to benefit further from the federal, state and, where applicable, local tax exemptions on municipal investment income.

As of January 31, 2014, the average yield on 30-year, AAA-rated muni bonds was 4.09%, up 19 basis points from July 31, 2013. On January 31, 2014, the average yield on 10-year, AAA-rated muni bonds was 2.56%, down 32 basis points from the July 2013 date, and the average yield on 1-year, AAA-rated muni bonds was 0.19%, down 10 basis points from the July 2013 date.

During this reporting period, media coverage about Detroit’s bankruptcy, which occurred during the previous reporting period, and about municipal debt issued in Puerto Rico contributed to market volatility. Details about the Fund’s Puerto Rico holdings can be found in the Fund Performance section, which follows.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits that municipal bond funds seek to provide, many investors reinvest their dividends and allow the income generated from their investments to compound over time.

FUND PERFORMANCE

Oppenheimer Rochester Limited Term California Municipal Fund held 1,200 securities as of January 31, 2014. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Class A shares had a distribution yield of 3.67% at net asset value as of January 31, 2014. For a taxable investment to have provided a greater benefit than an investment in this Fund, it would have had to yield more than 5.85%, based on the Fund’s standardized yield as of January 31, 2014, and the top combined 2014 California and federal income tax rate. As long-time investors know, yields on fixed-income funds rise when share prices fall, and yields have historically contributed the lion’s share of the long-term total returns generated by bonds.

The dividend trend for this Fund shows the positive impact a yield-driven approach can have. The dividend of the Fund was raised

5        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

to 1.0 cent per Class A share, from 0.95 of a cent, beginning with the January 2014 payout. In all, the Fund distributed 5.75 cents per share this reporting period.

The Fund remained invested in the municipal leases sector this reporting period, which accounted for 13.7% of the Fund’s total assets as of January 31, 2014. As state and local governments seek new ways to reduce costs and improve near-term cash flow, many lease all types of assets, including office space for public sector employees. The bonds held by this Fund are backed by the proceeds of these lease arrangements.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 13.6% of the Fund’s net assets at the end of this reporting period. The Fund’s holdings, some of which are insured, include general obligation (G.O.) debt, sales tax revenue bonds and securities from many different sectors. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education, among other things. (Puerto Rico’s “tobacco bonds,” which are backed by proceeds from the MSA as discussed later in this report, represented an additional 2.2% of net assets on January 31, 2014.)

6        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Since his inauguration, first-time governor Alejandro García Padilla has expanded on the fiscal discipline that was the hallmark of his predecessor, Luis Fortuño. We have been impressed by the current governor’s focus on the economy. Already he has cut the government payrolls, enacted comprehensive pension reforms, and raised revenues via tax rate changes and improved enforcement.

During this reporting period, Puerto Rico debt became the subject of a variety of critical reports. The coverage focused on the

Commonwealth’s lingering economic difficulties, which were exacerbated by the Great Recession. The reports also failed to highlight the significant fiscal strides that the Commonwealth’s elected officials have made or the unique provisions in the island’s constitution that prioritize G.O. debt-service payments. This coverage led to increased pricing pressure in this sector.

Additionally, “credit spread widening” – which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds increases – was in evidence this reporting period and can adversely affect credit-sensitive sectors, including this sector.

7        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

When spreads become wider, prices of high-grade muni bonds generally perform better than those of lower-rated bonds.

Nearly half of the sales tax revenue bonds held by the Fund this reporting period were issued in Puerto Rico. In all, this sector represented 10.7% of the Fund’s total assets as of January 31, 2014, and included bonds issued in the U.S. Virgin Islands and several California municipalities. Debt-service payments on securities in this sector are paid using the issuing municipality’s sales tax revenues. An investment in this sector requires fund managers to consider the economic conditions that a municipality has experienced and will likely experience and the aggregate face value of the sales tax revenue bonds being issued relative to the municipality’s historic and likely sales tax cash flows.

About one-third of the Fund’s G.O. debt was issued by Puerto Rico as of January 31, 2104. In all, G.O.s, which are backed by the full faith and taxing authority of state and local governments, represented 11.1% of total assets at the end of this reporting period. The bulk of the Fund’s G.O. debt was issued by a wide assortment of municipalities in California.

Over the years, investors should note, Puerto Rico has demonstrated its ability and its willingness to honor its debt obligations. According to the Government Development Bank of Puerto Rico, “in the history of the

Commonwealth of Puerto Rico, its public corporations and political subdivisions, there has been no instance of default in the timely payment of principal of, or interest on, any publicly held debt.”

At the end of this reporting period, the Commonwealth’s G.O. debt carried investment-grade ratings from the three national credit ratings agencies, and the island’s revenue-backed debt carried investment-grade ratings from Standard & Poor’s and Fitch Ratings. Late in the reporting period, the ongoing fiscal challenges in Puerto Rico led Moody’s Investor Services to place the island’s G.O. debt under review for possible downgrade.

February 2014 Update: After this reporting period ended, S&P, Moody’s and Fitch – in that order – downgraded Puerto Rico’s G.O.s and an assortment of other securities issued on island to below investment grade with negative implications. Throughout the industry, municipal bond funds with Puerto Rico holdings can expect to see an increase in the percentage of their assets that are below investment grade. At Oppenheimer Rochester, this Fund, like most of our funds, has a prospectus limitation on the purchases of below-investment-grade bonds (see page 10 for further details). Investors should note that our perspective has not changed: Puerto Rico continues to show a very strong willingness to pay bondholders; additionally, our credit

8        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

research shows that coverage ratios are sufficient and legal protections remain strong for the bonds we hold. However, if market conditions deteriorate in Puerto Rico, the Fund’s share price could decline and shareholders could lose money.

Shareholders in this Fund and in many of our competitors’ funds have benefited over the long term from the triple-tax-free status of income generated by Puerto Rico holdings.

While price volatility can be unnerving in the short term, the yields on Puerto Rico paper became increasingly attractive this reporting period.

Tax increment financing (TIF) bonds constituted 10.4% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. Increased tax collections as a result of inflation or an improving economy typically prove favorable for these types of bonds.

Municipal bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers, represented 9.9% of the Fund’s total assets at the end of this reporting period. We like that “tobacco bonds” can provide tax-exempt income for investors as well as benefits to the issuing states and territories. We believe the securities we hold in this sector are fundamentally sound credits. Our long-term view of the sector remains bullish and, given attractive valuations, we believe that it is likely we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full.

While this sector can also be affected by “credit spread widening,” we continue to believe that the sector is well positioned to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

During this reporting period, the Fund maintained an investment in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” continued to provide high levels of income to funds across the industry during this reporting period, which was characterized by stable and low rates in the short-term market. We continue to believe that “inverse floaters” are an essential element of this Fund’s portfolio because they can produce attractive yields under certain market conditions. During this reporting period, the prices of these securities were affected by market volatility. As is its penchant, the Rochester-based investment team will

9        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

continue to monitor and make adjustments to its portfolios that it believes can provide the greatest benefit to Fund shareholders.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions. In closing, we believe that our time-tested strategies and the Fund’s structure and sector composition will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

This “maturity managed” Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds;

the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of January 31, 2014, market movements or rating changes of municipal bonds caused the Fund’s below-investment-grade holdings to exceed this threshold. As a result, no further purchases of below-investment-grade bonds will be made until the Fund’s holdings of these types of bonds is once again below 5% of total assets.

Our team continually searches for undervalued bonds that we believe will provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

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The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

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Top Holdings and Allocations

TOP TEN CATEGORIES

Municipal Leases	13.7%
General Obligation	11.1
Special Tax	10.7
Tax Increment Financing (TIF)	10.4
Tobacco-Master Settlement Agreement	9.9
Hospital/Healthcare	5.6
Multifamily Housing	5.3
Marine/Aviation Facilities	4.7
Single-Family Housing	4.4
Special Assessment	3.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2014, and are based on total assets

CREDIT ALLOCATION

	NRSRO- Rated	Sub-Adviser-Rated	Total
AAA	0.3%	0.2%	0.5%
AA	14.9	0.0	14.9
A	43.4	2.1	45.5
BBB	23.0	10.2	33.2
BB or lower	4.5	1.4	5.9

Total	86.1%	13.9%	100.0%

The percentages above are based on the market value of the securities as of January 31, 2014, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

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Performance

DISTRIBUTION YIELDS
As of 1/28/14
	Without Sales Charge	With Sales Charge
Class A	3.67%	3.58%
Class B	2.71	N/A
Class C	2.96	N/A
Class Y	3.88	N/A

STANDARDIZED YIELDS
For the 30 Days Ended 1/31/14
Class A	2.87%
Class B	1.87
Class C	2.16
Class Y	3.19

TAXABLE EQUIVALENT YIELDS
As of 1/31/14
Class A	5.85%
Class B	3.81
Class C	4.40
Class Y	6.50

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/14

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (OLCAX)	2/25/04	0.84%	-1.51%	6.31%	4.26%
Class B (OLCBX)	2/25/04	0.30%	-2.46%	5.26%	3.93%
Class C (OLCCX)	2/25/04	0.44%	-2.30%	5.43%	3.45%
Class Y (OLCYX)	11/29/10	0.95%	-1.29%	N/A	4.04%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/14

	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (OLCAX)	2/25/04	-1.43%	-3.73%	5.83%	4.02%
Class B (OLCBX)	2/25/04	-3.66%	-6.27%	5.10%	3.93%
Class C (OLCCX)	2/25/04	-0.55%	-3.25%	5.43%	3.45%
Class Y (OLCYX)	11/29/10	0.95%	-1.29%	N/A	4.04%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investments. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial

13        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

The Fund’s performance is compared to the performance of the Barclays Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The Barclays Municipal Year (4-6) Index is the 4- to 6-year component of the Barclays Municipal Bond Index. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.010 for the 28-day accrual period ended January 28, 2014. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on January 28, 2014; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0076, $0.0080, and $0.0106, respectively, for the 28-day accrual period ended January 28, 2014, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended January 31, 2014, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

Taxable equivalent yield is based on the standardized yield and the 2014 top federal and California tax rate of 50.9%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA) and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market

14        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast. The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

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Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2014.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During 6 Months Ended January 31, 2014
Class A	$1,000.00	$1,008.40	$4.31
Class B	1,000.00	1,003.00	9.43
Class C	1,000.00	1,004.40	8.37
Class Y	1,000.00	1,009.50	3.20

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.92	4.34
Class B	1,000.00	1,015.83	9.49
Class C	1,000.00	1,016.89	8.42
Class Y	1,000.00	1,022.03	3.22

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2014 are as follows:

Class	Expense Ratios
Class A	0.85%
Class B	1.86
Class C	1.65
Class Y	0.63

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

17        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.5%
California—87.2%
$690,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2014	A	$690,345
645,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2014	A	645,245
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	107,435
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	131,742
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	214,370
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	106,057
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,070,420
1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023	A	1,901,497
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2014	A	1,513,110
40,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	02/28/2014	A	40,142
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	02/28/2014	A	2,005,100
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	02/28/2014	A	557,678
300,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2032	02/28/2014	A	300,147
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	02/28/2014	A	3,046,950
1,010,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	02/28/2014	A	1,023,635
15,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	03/02/2014	A	15,509
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	02/28/2014	A	30,115
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	02/28/2014	A	180,583
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	02/28/2014	A	25,072
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2014	A	15,023
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	02/28/2014	A	15,013
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	02/28/2014	A	25,087
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000	08/01/2034	08/01/2014	A	25,451
5,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	03/02/2014	A	5,018
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	02/28/2014	A	50,158
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	02/28/2014	A	120,126
280,000	Bay Area, CA Governments Association[1]	6.000	12/15/2024	06/15/2014	A	285,558
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	666,960
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	A	25,208
150,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	02/28/2014	A	150,315
325,000	Bell, CA COP[1]	5.000	09/01/2023	02/28/2014	A	325,114
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	02/28/2014	A	120,119
200,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	02/28/2014	A	200,466
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500	08/01/2016	02/28/2014	A	30,090
60,000	Big Bear, CA Municipal Water District COP[1]	5.000	11/01/2024	02/28/2014	A	60,019
125,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	03/01/2014	A	125,066
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	06/30/2032	B	48,597
75,000	Brea & Olinda, CA Unified School District COP[1]	5.500	08/01/2017	02/28/2014	A	75,328
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	A	101,933

18        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Buena Park, CA Community Redevel. Agency[1]	5.250%		09/01/2025	09/01/2018	A	$103,426
250,000	Burbank, CA Community Facilities District Special Tax	5.200		12/01/2023	12/01/2016	A	254,625
240,000	Burbank, CA Public Financing Authority	5.250		12/01/2016	02/28/2014	A	240,689
100,000	Burbank, CA Public Financing Authority[1]	5.250		12/01/2020	02/28/2014	A	100,312
50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)[1]	5.250		12/01/2027	12/01/2017	A	52,129
10,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI/LLMC/CEI Obligated Group)[1]	5.200		11/15/2023	02/28/2014	A	10,033
45,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200		12/01/2021	03/01/2014	A	45,060
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000		07/01/2024	07/01/2022	A	259,025
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH/SRHF/SRMB Obligated Group)[1]	6.000		05/15/2029	05/15/2019	A	9,214,691
50,000	CA ABAG Finance Authority for NonProfit Corporations (Palo Alto Gardens Apartments)	5.000		10/01/2014	02/28/2014	A	50,132
15,000	CA ABAG Finance Authority for NonProfit Corporations (Sansum-Santa Barbara Medical Foundation Clinic)	5.250		04/01/2014	02/28/2014	A	15,052
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	02/28/2014	A	5,010
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	02/28/2014	A	5,018
55,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	06/07/2025	B	54,454
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)[1]	5.200		12/01/2023	02/28/2014	A	40,132
25,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	06/15/2014	A	25,550
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	01/02/2029	B	356,116
20,000	CA College of the Sequoias Community District COP[1]	5.000		05/01/2016	02/13/2014	A	20,033
545,000	CA Communities Transportation Revenue COP	5.250		06/01/2025	06/01/2022	A	591,543
605,000	CA Communities Transportation Revenue COP	5.250		06/01/2027	06/01/2022	A	649,171
575,000	CA Communities Transportation Revenue COP	5.250		06/01/2026	06/01/2022	A	618,556
515,000	CA Communities Transportation Revenue COP	5.250		06/01/2024	06/01/2022	A	567,211
490,000	CA Communities Transportation Revenue COP	5.250		06/01/2023	06/01/2022	A	549,275
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625		04/01/2026	04/01/2014	A	681,659
65,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000		04/01/2021	04/01/2014	A	65,207
7,050,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	12/18/2026	B	1,576,309
75,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500		06/01/2021	12/15/2014	B	73,234
295,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	09/13/2016	B	276,987

19    OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000%		06/01/2042	09/22/2028	B	$410,166
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	06/13/2023	B	368,909
5,170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	09/25/2017	B	5,127,761
505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	09/27/2022	B	440,734
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	07/18/2043	B	491,986
9,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	12/24/2024	B	8,460,035
8,855,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	06/09/2017	B	8,591,121
2,040,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/12/2015	B	1,992,101
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	09/02/2024	B	292,044
220,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	11/21/2015	B	215,497
1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	05/31/2014	A	1,299,883
5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	06/05/2024	B	5,023,049
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	05/31/2014	A	169,983
1,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625		06/01/2023	02/28/2014	A	1,062,714
2,420,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	02/28/2014	A	2,430,188
835,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	02/28/2014	A	838,474
790,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	02/28/2014	A	792,552
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2024	06/01/2022	A	423,004
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2022	06/01/2022		1,228,501
100,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000		10/01/2018	02/28/2014	A	100,287
50,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000		10/01/2028	02/28/2014	A	50,026
740,000	CA Educational Facilities Authority (Mills College)[1]	5.125		09/01/2022	02/28/2014	A	741,006
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250		04/01/2024	02/28/2014	A	295,136
25,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000		11/01/2023	02/28/2014	A	25,023
1,275,000	CA Educational Facilities Authority (Student Loan)[1]	5.400		03/01/2021	02/28/2014	A	1,276,632
40,000	CA Educational Facilities Authority (University of Redlands)[1]	5.000		06/01/2028	02/28/2014	A	40,115
335,000	CA Financing Authority (Wastewater Improvement)	6.100		11/01/2033	12/17/2031	B	322,330

20        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$605,000	CA GO1	6.250%	10/01/2019	04/01/2014	A	$611,056
905,000	CA GO1	6.250	10/01/2019	04/01/2014	A	914,059
25,000	CA GO1	5.250	04/01/2018	02/28/2014	A	25,105
25,000	CA GO1	5.250	04/01/2019	02/28/2014	A	25,104
25,000	CA GO1	5.250	04/01/2021	02/28/2014	A	25,103
20,000	CA GO1	6.000	05/01/2018	05/01/2014	A	20,289
90,000	CA GO1	6.000	08/01/2024	08/01/2014	A	92,467
35,000	CA GO	5.750	03/01/2015	03/01/2014	A	35,164
75,000	CA GO1	5.900	03/01/2025	03/01/2014	A	75,336
5,000	CA GO1	6.000	05/01/2024	05/01/2014	A	5,068
65,000	CA GO1	5.600	09/01/2021	03/01/2014	A	65,288
5,000	CA GO1	6.000	08/01/2019	08/01/2014	A	5,144
15,000	CA GO1	5.125	10/01/2027	02/28/2014	A	15,064
5,000	CA GO	5.000	10/01/2018	02/28/2014	A	5,020
20,000	CA GO	5.500	04/01/2014	02/28/2014	A	20,092
5,000	CA GO1	5.000	10/01/2017	02/28/2014	A	5,020
20,000	CA GO1	5.500	10/01/2022	04/01/2014	A	20,173
60,000	CA GO	4.800	08/01/2014	02/28/2014	A	60,240
65,000	CA GO	5.500	06/01/2014	02/28/2014	A	65,298
25,000	CA GO1	5.500	03/01/2020	03/01/2014	A	25,109
20,000	CA GO1	5.000	10/01/2023	02/28/2014	A	20,077
45,000	CA GO1	5.000	06/01/2019	02/28/2014	A	45,179
65,000	CA GO1	5.500	06/01/2015	02/28/2014	A	65,289
25,000	CA GO1	5.000	06/01/2017	02/28/2014	A	25,100
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	A	5,944,716
5,000	CA GO	5.500	05/01/2014	02/28/2014	A	5,023
35,000	CA GO1	5.625	05/01/2026	02/28/2014	A	35,145
15,000	CA GO1	5.375	06/01/2026	06/01/2014	A	15,235
195,000	CA GO1	5.250	06/01/2021	06/01/2014	A	198,229
110,000	CA GO1	5.375	06/01/2026	06/01/2014	A	111,727
10,000	CA GO1	4.750	02/01/2017	02/28/2014	A	10,036
60,000	CA GO1	5.500	04/01/2015	04/01/2014	A	60,536
45,000	CA GO1	6.000	03/01/2024	03/01/2014	A	45,206
15,000	CA GO1	5.250	10/01/2015	04/01/2014	A	15,127
5,000	CA GO	5.000	10/01/2018	02/28/2014	A	5,020
65,000	CA GO1	5.500	04/01/2019	04/01/2014	A	65,572
15,000	CA GO1	5.500	03/01/2020	03/01/2014	A	15,066
85,000	CA GO1	5.750	03/01/2023	03/01/2014	A	85,382
80,000	CA GO1	5.250	06/01/2017	06/01/2014	A	81,346
10,000	CA GO1	6.000	10/01/2014	04/01/2014	A	10,100
55,000	CA GO1	6.000	10/01/2021	04/01/2014	A	55,524
3,990,000	CA GO1	5.750	11/01/2017	05/01/2014	A	4,045,341
25,000	CA GO1	5.750	11/01/2017	05/01/2014	A	25,347
230,000	CA GO1	5.900	04/01/2023	04/01/2014	A	232,121
20,000	CA GO1	6.000	08/01/2015	08/01/2014	A	20,584
1,465,000	CA GO1	5.900	04/01/2023	04/01/2014	A	1,478,507
5,000	CA GO1	5.600	09/01/2021	03/01/2014	A	5,022
10,000	CA GO1	5.625	09/01/2024	03/01/2014	A	10,043
20,000	CA GO1	5.250	06/01/2016	06/01/2014	A	20,338
5,000	CA GO1	5.000	10/01/2028	02/28/2014	A	5,021

21        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000	CA GO1	5.000%	02/01/2033	02/28/2014	A	$5,016
10,000	CA GO	5.000	10/01/2014	02/28/2014	A	10,042
40,000	CA GO1	5.000	11/01/2022	05/01/2014	A	40,470
125,000	CA GO1	5.000	11/01/2022	05/01/2014	A	126,467
35,000	CA GO1	5.000	10/01/2023	02/28/2014	A	35,135
80,000	CA GO1	5.625	10/01/2021	04/01/2014	A	80,712
235,000	CA GO1	5.625	10/01/2023	04/01/2014	A	237,061
10,000	CA GO1	5.625	10/01/2026	04/01/2014	A	10,083
2,000,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	2,149,120
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015	A	513,255
55,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[1]	6.500	05/01/2020	02/28/2014	A	55,246
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	02/28/2014	A	10,044
340,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	02/28/2014	A	340,806
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)[1]	5.500	10/01/2016	02/28/2014	A	20,081
55,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	02/28/2014	A	55,203
1,530,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	02/28/2014	A	1,533,978
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	02/28/2014	A	40,129
50,000	CA Health Facilities Financing Authority (SCADP)[1]	5.150	05/01/2016	02/28/2014	A	50,170
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	02/28/2014	A	110,340
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021	A	1,080,310
5,005,000	CA HFA (Home Mtg.)[1,3]	5.500	08/01/2042	02/01/2015	A	5,178,924
6,185,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	6,295,526
2,685,000	CA HFA (Home Mtg.)[1,3]	5.500	02/01/2042	02/01/2016	A	2,746,782
2,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/02/2023	B	1,995,860
760,000	CA HFA (Home Mtg.)[1]	5.200	08/01/2028	02/01/2018	A	763,899
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	1,009,430
1,460,000	CA HFA (Home Mtg.)[1,3]	5.000	08/01/2037	05/01/2014	A	1,496,602
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,022,410
3,025,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	02/28/2014	A	3,108,823
990,000	CA HFA (Multifamily Hsg.)	5.450	08/01/2028	02/28/2014	A	991,851
1,530,000	CA HFA (Multifamily Hsg.)[1,3]	5.400	08/01/2018	02/25/2014	A	1,531,897
140,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	02/25/2014	A	140,406
4,025,000	CA HFA (Multifamily Hsg.)[1,3]	5.400	08/01/2018	02/28/2014	A	4,094,552
45,000	CA HFA (Multifamily Hsg.)[1,3]	5.200	08/01/2018	02/28/2014	A	45,110
15,000	CA HFA (Multifamily Hsg.)[1]	5.300	08/01/2028	02/28/2014	A	15,056
210,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	01/06/2026	B	210,004
20,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	02/28/2014	A	20,003

22        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$980,000	CA HFA (Multifamily Hsg.)	5.950%		08/01/2028	02/28/2014	A	$985,292
4,370,000	CA HFA (Multifamily Hsg.), Series A1,3	5.200		08/01/2022	02/27/2014	A	4,426,854
105,000	CA HFA (Multifamily Hsg.), Series A1	5.900		02/01/2028	02/28/2014	A	106,642
5,110,000	CA HFA (Multifamily Hsg.), Series B1	5.400		08/01/2028	02/28/2014	A	5,243,013
2,585,000	CA HFA, Series A1	4.750		08/01/2021	08/01/2015	A	2,605,499
500,000	CA HFA, Series A1	4.850		08/01/2026	06/06/2024	B	496,650
2,410,000	CA HFA, Series C1,3	5.750		08/01/2030	08/01/2014	A	2,521,752
1,075,000	CA HFA, Series E1	5.000		02/01/2024	02/01/2016	A	1,079,493
275,000	CA Infrastructure and Economic Devel. (LA County Dept. of Public Social Services)[1]	5.000		09/01/2028	02/28/2014	A	278,649
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750		07/01/2030	02/28/2014	A	3,562,993
90,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.625		07/01/2020	02/28/2014	A	90,329
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.750		09/01/2023	02/28/2014	A	380,070
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750		05/01/2024	05/01/2014	A	10,007
45,000	CA M-S-R Public Power Agency (San Juan)	6.000		07/01/2022	02/28/2014	A	46,977
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625		10/01/2023	04/01/2018	A	53,652
335,000	CA Municipal Finance Authority (Biola University)	5.000		10/01/2029	10/01/2023	A	343,107
465,000	CA Municipal Finance Authority (Biola University)	5.000		10/01/2030	10/01/2023	A	480,271
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250		02/01/2024	02/01/2019	A	1,063,950
230,000	CA Municipal Finance Authority (Emerson College)[1]	5.000		01/01/2028	01/01/2022	A	242,197
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300		12/01/2017	06/25/2016	B	29,776
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500		12/01/2024	07/27/2022	B	318,260
965,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500		12/01/2026	02/28/2014	A	968,300
750,000	CA Pollution Control Financing Authority (WM/MGC/USAWCA/WMC&R/WMC/CWM/WWI Obligated Group)[1]	5.125	[4]	11/01/2023	11/01/2015	A	774,000
10,000	CA Public Works	5.250		10/01/2016	02/28/2014	A	10,039
210,000	CA Public Works[1]	5.250		10/01/2015	02/28/2014	A	210,855
5,665,000	CA Public Works[1]	6.500		09/01/2017	04/01/2016	B	6,210,879
130,000	CA Public Works[1]	6.625		11/01/2034	05/08/2016	A	130,684
70,000	CA Public Works (California Community Colleges)	5.250		12/01/2016	02/28/2014	A	70,276
25,000	CA Public Works (California Community Colleges)[1]	5.000		12/01/2016	02/28/2014	A	25,093
270,000	CA Public Works (California Community Colleges)[1]	5.000		12/01/2017	02/28/2014	A	270,977
260,000	CA Public Works (California Community Colleges)	5.250		12/01/2014	02/28/2014	A	261,092

23        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$140,000	CA Public Works (California Community Colleges)[1]	5.250%	12/01/2015	02/28/2014	A	$140,570
90,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	02/28/2014	A	90,355
215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	02/28/2014	A	215,770
50,000	CA Public Works (California Community Colleges)[1]	5.125	09/01/2016	02/28/2014	A	50,192
60,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	02/28/2014	A	60,224
70,000	CA Public Works (California Community Colleges)	5.100	09/01/2014	02/28/2014	A	70,288
440,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	02/28/2014	A	441,791
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	02/28/2014	A	60,253
25,000	CA Public Works (California Highway Patrol)[1]	5.000	11/01/2015	02/28/2014	A	25,096
50,000	CA Public Works (California Science Center)[1]	5.250	10/01/2022	02/28/2014	A	50,161
465,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	02/28/2014	A	466,776
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,269,260
40,000	CA Public Works (California State University)	5.450	09/01/2014	02/28/2014	A	40,177
600,000	CA Public Works (California State University)[1]	5.250	10/01/2015	02/28/2014	A	602,442
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	02/28/2014	A	50,202
400,000	CA Public Works (California State University)[1]	5.500	09/01/2015	02/28/2014	A	401,712
5,000	CA Public Works (California State University)[1]	5.000	09/01/2015	02/28/2014	A	5,019
50,000	CA Public Works (California State University)	5.375	10/01/2017	02/28/2014	A	50,196
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	855,045
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	02/28/2014	A	45,169
350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	02/28/2014	A	351,323
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	02/28/2014	A	100,418
60,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	02/28/2014	A	60,244
370,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	02/28/2014	A	371,428
810,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	02/28/2014	A	812,543
100,000	CA Public Works (Dept. of Corrections)	5.250	10/01/2014	02/28/2014	A	100,423
40,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2017	02/28/2014	A	40,161
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	02/28/2014	A	75,305
45,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	02/28/2014	A	45,155
320,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	02/28/2014	A	321,354
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	02/28/2014	A	50,197
225,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	02/28/2014	A	225,916
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	02/28/2014	A	125,506
285,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2016	02/28/2014	A	286,123
395,000	CA Public Works (Dept. of Corrections)[1]	5.000	03/01/2027	02/28/2014	A	396,138
10,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2021	02/28/2014	A	10,033
100,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2014	03/01/2014		100,426
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2017	02/28/2014	A	50,191
110,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	02/28/2014	A	110,378
75,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	02/28/2014	A	75,253
100,000	CA Public Works (Dept. of General Services)[1]	5.250	06/01/2025	02/28/2014	A	100,312
170,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2017	02/28/2014	A	170,649

24        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$515,000	CA Public Works (Dept. of General Services)	5.250%	12/01/2016	02/28/2014	A	$517,029
125,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2015	02/28/2014	A	125,509
85,000	CA Public Works (Dept. of General Services)[1]	5.125	12/01/2021	02/28/2014	A	85,275
505,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	02/28/2014	A	506,808
600,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2018	02/28/2014	A	602,190
20,000	CA Public Works (Dept. of General Services)[1]	4.800	03/01/2019	02/28/2014	A	20,063
25,000	CA Public Works (Dept. of General Services)	5.250	11/01/2014	02/28/2014	A	25,105
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	02/28/2014	A	25,086
130,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	02/28/2014	A	130,374
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	02/28/2014	A	25,086
150,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	02/28/2014	A	150,432
10,000	CA Public Works (Dept. of Justice Building)[1]	4.800	05/01/2015	02/28/2014	A	10,036
50,000	CA Public Works (Dept. of Justice)[1]	5.125	11/01/2017	02/28/2014	A	50,186
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	02/28/2014	A	30,118
30,000	CA Public Works (Dept. of Mental Health)[1]	5.250	04/01/2023	02/28/2014	A	30,124
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014	A	96,587
10,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2017	02/28/2014	A	10,040
30,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2018	02/28/2014	A	30,116
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	02/28/2014	A	251,045
875,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	980,604
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,339,240
875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023	A	970,392
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2018	02/28/2014	A	25,086
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	02/28/2014	A	25,096
460,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	02/28/2014	A	461,536
1,780,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	02/28/2014	A	1,786,871
50,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	02/28/2014	A	50,168
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	02/28/2014	A	20,084
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	02/28/2014	A	75,341
140,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	02/28/2014	A	140,529
855,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	03/01/2014		858,736
2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	02/28/2014	A	2,303,928
3,335,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	02/28/2014	A	3,349,207
2,775,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	02/28/2014	A	2,786,821
1,160,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	02/28/2014	A	1,163,874
280,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	02/28/2014	A	281,198
235,000	CA Public Works (Various State Universities)	5.250	10/01/2014	02/28/2014	A	236,001
135,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	02/28/2014	A	135,451
30,000	CA Public Works Board (California Highway Patrol)[1]	5.250	11/01/2020	02/28/2014	A	30,103
20,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014	B	20,143
400,000	CA School Finance Authority Charter School (Coastal Acedemy)	5.000	10/01/2022	01/15/2020	B	403,616
35,000	CA Special Districts Association Finance Corp.[1]	5.000	01/01/2018	02/28/2014	A	35,080
5,000	CA Statewide CDA	7.000	07/01/2022	02/28/2014	A	5,007
25,000	CA Statewide CDA	6.625	09/01/2027	02/28/2014	A	25,017

25        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000%	09/02/2022	07/03/2020	B	$7,466,970
50,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	03/01/2014	A	50,112
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250	12/01/2027	12/01/2017	A	1,268,715
1,080,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	02/28/2014	A	1,088,240
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018	A	111,433
830,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2025	06/07/2015	A	849,530
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.000	07/01/2022	05/28/2015	A	505,484
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2014	A	45,154
150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375	07/01/2032	11/27/2029	B	127,731
395,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	05/21/2018	B	374,322
560,000	CA Statewide CDA (Sycamore)[1]	6.000	03/20/2038	03/20/2014	A	588,498
530,000	CA Statewide CDA (Water & Wastewater)[1]	5.125	10/01/2022	02/28/2014	A	531,770
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	09/01/2014	A	25,261
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000	04/01/2018	02/28/2014	A	5,007
670,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125	04/01/2023	03/31/2014	A	669,946
35,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2030	02/28/2014	A	35,020
440,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	11/19/2018	A	441,461
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	02/28/2014	A	26,017
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	02/28/2014	A	21,105
115,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2026	02/28/2014	A	115,346
5,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	02/28/2014	A	5,016
100,000	CA Statewide CDA Water & Wastewater[1]	5.300	10/01/2020	02/28/2014	A	100,411
3,468,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/11/2017	B	3,370,549
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	05/12/2026	B	3,244,873
1,720,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/08/2017	B	1,648,500
50,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2017	02/28/2014	A	50,165
60,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2014	02/28/2014	A	60,290
20,000	CA Water Resource Devel. GO, Series P & N1	5.000	06/01/2020	02/28/2014	A	20,079
60,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	02/28/2014	A	60,241
25,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	02/28/2014	A	25,101
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2017	02/28/2014	A	15,060
10,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	09/01/2014		9,942
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		24,914
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	B	43,291

26        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750%	09/01/2022	02/07/2019	B	$99,275
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	B	47,597
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	B	116,164
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	06/18/2025	B	9,951
20,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	02/28/2014	A	20,074
205,000	Campbell, CA COP (Civic Center)[1]	5.250	10/01/2028	02/28/2014	A	205,758
15,000	Campbell, CA Redevel. Agency Tax Allocation[1]	5.800	10/01/2027	05/31/2025	B	14,404
5,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	06/01/2014		5,097
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	03/01/2014	A	15,007
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	03/01/2014	A	40,070
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2014	A	60,044
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2014	A	30,057
70,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2014	A	70,107
100,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2019	02/28/2014	A	100,176
130,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2020	02/28/2014	A	130,187
50,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2017	02/28/2014	A	50,115
200,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2018	02/28/2014	A	200,400
300,000	Carson, CA Redevel. Agency[1]	5.000	10/01/2024	02/28/2014	A	301,173
65,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2021	02/28/2014	A	65,077
65,000	Carson, CA Redevel. Agency[1]	5.000	10/01/2026	02/28/2014	A	65,014
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	02/28/2014	A	25,025
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2014	A	2,772,275
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	03/02/2014	A	72,126
150,000	Cathedral City, CA Public Financing Authority[1]	5.000	08/01/2026	08/01/2014	A	150,351
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	02/28/2014	A	30,070
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	35,365
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	38,061
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014	A	2,589,625
10,000	Central CA Unified School District	5.625	03/01/2018	03/01/2014	A	10,045
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	02/28/2014	A	150,465
110,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	02/28/2014	A	110,309
255,000	Chino Hills, CA COP[1]	5.000	09/01/2026	02/28/2014	A	255,214
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	09/01/2016	A	50,104
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2014	A	20,108
280,000	Chula Vista, CA COP[1]	5.000	08/01/2024	02/28/2014	A	282,492
5,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	04/08/2014	B	5,170
190,000	Chula Vista, CA Public Financing Authority[1]	5.000	09/02/2016	02/28/2014	A	190,690
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	02/28/2014	A	50,161

27        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	Clovis, CA Unified School District COP (School Site Acquisition)	5.250%	11/01/2014	02/28/2014	A	$15,062
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2014	A	25,042
40,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2027	11/27/2023	B	38,462
320,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2018	02/28/2014	A	320,602
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	05/05/2018	B	49,110
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	01/24/2032	B	19,688
10,000	Compton, CA Community College District[1]	5.000	07/01/2028	07/01/2014	A	10,013
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,097,538
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,904,581
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,419,870
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	06/04/2019	B	2,967,090
480,000	Compton, CA Sewer[1]	5.375	09/01/2023	03/01/2014	A	479,957
25,000	Concord, CA GO1	5.000	08/01/2017	02/28/2014	A	25,063
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	02/28/2014	A	95,116
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2016	02/28/2014	A	25,097
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2017	02/28/2014	A	25,093
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	02/28/2014	A	110,445
45,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2014	02/28/2014	A	45,188
25,000	Contra Costa County, CA Public Financing Authority[1]	5.250	06/01/2016	02/28/2014	A	25,096
10,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2019	02/28/2014	A	10,028
105,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2028	02/28/2014	A	105,344
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	B	568,170
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	02/28/2014	A	20,095
15,000	Corona, CA Public Financing Authority[1]	5.000	09/01/2020	03/01/2014	A	15,059
500,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014	A	509,870
90,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625	09/01/2021	02/28/2014	A	90,136
65,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	02/28/2014	A	65,194
50,000	Coronado, CA Financing Authority (Storm Drain System)[1]	5.000	03/01/2026	03/01/2014	A	50,065
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	03/01/2014	A	103,063
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017		126,388
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		176,413
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		134,717
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	346,714

28        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250%	10/01/2021	10/01/2021		$148,336
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		125,798
15,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	10/01/2015	B	16,032
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		226,664
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		42,806
80,000	Culver City, CA COP[1]	5.750	01/01/2016	02/28/2014	A	80,303
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	02/28/2014	A	25,508
15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	02/28/2014	A	15,050
5,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	11/01/2014		5,090
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	02/28/2014	A	25,508
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	02/28/2014	A	20,013
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	A	1,168,160
655,000	Del Norte County, CA COP	5.400	06/01/2019	02/28/2014	A	657,803
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,101,292
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	A	561,862
340,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	11/12/2019	A	358,877
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2014	A	484,598
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	08/01/2014	A	50,150
25,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2027	09/01/2016	A	25,080
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	03/02/2014	A	10,013
20,000	Eastside, CA Union School District[1]	5.125	08/01/2026	08/01/2014	A	20,175
50,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)[1]	5.250	03/01/2026	02/28/2014	A	50,041
220,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	02/28/2014	A	220,310
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	677,659
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	855,712
1,200,000	El Dorado, CA Irrigation District COP[1]	6.250	08/01/2029	08/01/2014	A	1,230,648
50,000	El Monte, CA City School District[1]	5.375	05/01/2014	05/01/2014		50,674
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	05/01/2014	A	76,132
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2014	A	50,472
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	A	1,396,746
195,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	02/28/2014	A	195,359
2,000,000	Emeryville, CA Public Financing Authority[1]	5.200	09/01/2022	02/28/2014	A	2,040,680
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250	09/01/2019	02/28/2014	A	75,175
330,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	02/28/2014	A	330,703

29        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$230,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000%	09/01/2028	04/18/2024	B	$225,674
15,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	04/04/2016	B	14,789
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	03/02/2014	A	15,499
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	7,297
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1[1]	5.500	10/01/2015	02/28/2014	A	261,791
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	03/17/2014	A	251,682
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2016	03/17/2014	A	50,336
100,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2015	03/17/2014	A	100,673
20,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2014	A	20,021
845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	868,939
20,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2014	A	20,021
60,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2014	02/28/2014	A	60,239
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	02/28/2014	A	1,666,831
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	263,527
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	02/28/2014	A	709,989
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	02/28/2014	A	90,130
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2016	02/28/2014	A	200,482
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2021	02/28/2014	A	25,016
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	02/28/2014	A	556,565
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	04/01/2014	A	205,240
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	09/01/2014	A	40,116
675,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	02/28/2014	A	675,628
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2014	A	273,287
1,945,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	03/01/2014	A	1,950,893
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	04/01/2014	A	10,089
35,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/01/2035	01/01/2035		33,193
100,000	Freshwater, CA School District[1]	5.000	08/01/2025	08/01/2014	A	100,391
30,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2020	02/28/2014	A	30,118
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	10/13/2023	B	2,145,917
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2022	04/01/2018	A	897,240
110,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	02/28/2014	A	110,224
65,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2028	02/28/2014	A	65,049

30        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$70,000	Fresno, CA Joint Powers Financing Authority[1]	5.500%	06/01/2015	02/28/2014	A	$70,308
10,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2019	02/28/2014	A	10,039
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	02/28/2014	A	143,543
55,000	Fullerton, CA Public Financing Authority[1]	5.125	05/01/2021	05/01/2014	A	55,662
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017	A	136,546
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	03/02/2014	A	10,305
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.375	10/01/2020	02/28/2014	A	100,322
25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.000	10/01/2025	02/28/2014	A	25,096
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	03/01/2014	A	115,343
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2014	A	20,018
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	455,876
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028	B	13,104
20,000	Greenfield, CA Union School District	6.250	09/01/2030	03/01/2014	A	20,612
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014	A	1,520,356
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014	A	1,030,750
75,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2024	02/28/2014	A	75,235
135,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2018	02/28/2014	A	135,437
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2015	A	3,284,464
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2014	A	155,467
55,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2014	A	55,252
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2014	A	45,140
20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.000	08/01/2017	08/01/2014	A	20,374
50,000	Hement, CA Redevel. Agency Tax Allocation[1]	5.000	09/15/2023	02/28/2014	A	50,035
1,970,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	12/30/2028	B	1,937,810
5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2014	A	5,156
125,000	Hollister, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2016	02/28/2014	A	125,431
10,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	04/01/2014	A	10,044
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2014	A	20,001
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,101,599
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,158,284
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	08/01/2014	A	101,190
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	2,872,598
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	02/28/2014	A	250,090
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	02/28/2014	A	50,128
70,000	Industry, CA GO1	5.000	01/01/2027	02/28/2014	A	71,338

31        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$50,000	Industry, CA GO1	5.000%	01/01/2024	02/28/2014	A	$50,775
75,000	Industry, CA Urban Devel. Agency[1]	5.000	05/01/2020	02/28/2014	A	75,914
130,000	Industry, CA Urban Devel. Agency (South Montebello)[1]	5.000	05/01/2019	02/28/2014	A	131,422
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		756,675
710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	761,368
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2016	A	101,288
25,000	Kern Valley, CA Healthcare District[1]	5.250	08/01/2021	02/28/2014	A	25,083
2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,154,100
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	02/28/2014	A	15,038
5,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	02/28/2014	A	5,017
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	02/28/2014	A	10,017
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2014	A	55,031
100,000	La Mirada, CA Redevel. Agency	5.000	08/15/2014	02/28/2014	A	100,406
25,000	La Mirada, CA Redevel. Agency	5.000	08/15/2015	02/28/2014	A	25,087
60,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2021	02/28/2014	A	60,213
175,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2022	02/28/2014	A	175,607
275,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	03/01/2014	A	276,097
50,000	LaFayette, CA Redevel. Agency Tax Allocation[1]	5.750	08/01/2032	08/01/2014	A	50,162
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	518,675
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015	A	1,143,217
25,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2014	A	25,136
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	645,442
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	02/28/2014	A	15,008
10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2014	A	10,068
55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2014	A	55,444
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014	A	10,050
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	03/02/2014	A	5,167
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	A	60,308
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014	A	10,050
50,000	Lawndale, CA Elementary School District[1]	5.000	08/01/2029	08/01/2014	A	50,998
115,000	Lincoln, CA Public Financing Authority[1]	5.000	08/01/2028	08/01/2014	A	115,284
100,000	Livermore Valley, CA Joint Unified School District[1]	5.000	08/01/2023	02/28/2014	A	100,397
15,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2014	A	15,338
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/01/2014	A	14,999
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2014	A	45,013
925,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	02/28/2014	A	933,797
50,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.250	08/01/2018	02/28/2014	A	50,501
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,141,300

32        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	Long Beach, CA Bond Finance Authority[1]	5.000%	11/01/2024	02/28/2014	A	$10,011
370,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		410,937
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000	05/01/2024	05/01/2016	A	554,850
20,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000	08/01/2025	08/01/2015	A	20,424
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017		689,539
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		778,646
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	02/28/2014	A	50,023
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2014	A	5,023
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)[1]	5.000	06/01/2022	02/28/2014	A	65,224
95,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2014	A	95,166
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	02/28/2014	A	60,052
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	02/28/2014	A	40,152
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	02/28/2014	A	120,424
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	02/28/2014	A	125,447
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	02/28/2014	A	80,286
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	02/28/2014	A	50,160
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	02/28/2014	A	50,176
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	02/28/2014	A	25,082
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375	05/15/2025	01/30/2016	A	11,182,191
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	02/28/2014	A	10,036
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	02/28/2014	A	15,055
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	02/28/2014	A	15,035
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	02/28/2014	A	65,096
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	02/28/2014	A	45,021
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	02/28/2014	A	35,040
25,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2017	02/28/2014	A	25,111
60,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2016	02/28/2014	A	60,267
150,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2018	02/28/2014	A	150,663
100,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2019	02/28/2014	A	100,440

33        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$12,940,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500%	12/01/2024	02/28/2014	A	$13,101,103
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2018	02/28/2014	A	70,230
205,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2019	02/28/2014	A	205,672
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	02/28/2014	A	50,214
25,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	02/28/2014	A	25,107
20,000	Los Angeles, CA State Building Authority[1]	5.400	10/01/2015	02/28/2014	A	20,087
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2016	02/28/2014	A	70,230
200,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2017	02/28/2014	A	200,656
20,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	02/28/2014	A	20,061
45,000	Lynwood, CA Public Finance Authority Tax Allocation[1]	5.900	09/01/2028	03/01/2014	A	45,216
55,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	02/28/2014	A	55,168
455,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	02/28/2014	A	455,437
965,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	02/28/2014	A	968,127
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	09/18/2029	B	49,473
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	A	1,383,058
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	02/28/2014	A	10,014
1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	A	1,084,573
40,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	03/01/2014	A	40,052
825,000	Mendocino Coast, CA Healthcare District[1,3]	5.875	02/01/2020	02/25/2014	A	827,194
15,000	Menlo Park, CA GO1	5.000	08/01/2015	02/28/2014	A	15,060
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2014	A	5,159
10,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2017	02/28/2014	A	10,041
25,000	Milpitas, CA Redevel. Agency	5.000	09/01/2014	02/28/2014	A	25,101
45,000	Milpitas, CA Redevel. Agency[1]	5.000	09/01/2020	02/28/2014	A	45,155
3,215,000	Milpitas, CA Redevel. Agency[1]	5.125	09/01/2019	02/28/2014	A	3,227,346
1,000,000	Milpitas, CA Redevel. Agency	5.250	09/01/2021	02/28/2014	A	1,003,580
500,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	02/29/2020	B	502,105
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	A	1,027,530
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	02/28/2014	A	2,001,920
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	03/01/2014		416,390
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	02/28/2014	A	10,001
95,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	02/28/2014	A	95,099
180,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	03/01/2014	A	180,304
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	03/01/2014	A	733,000
25,000	Montebello, CA COP[1]	5.300	11/01/2018	02/28/2014	A	25,080

34        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750%	03/01/2017	03/01/2014	A	$40,558
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	03/01/2014	A	65,615
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	03/01/2014	A	20,236
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2014	A	365,717
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2015	A	406,188
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	06/01/2014	A	304,164
3,000,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	3,079,170
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)[1]	5.200	06/15/2034	02/28/2014	A	10,048
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		113,753
260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	02/12/2028	B	253,568
290,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	02/28/2014	A	290,003
285,000	Norco, CA Redevel Agency[1]	5.125	03/01/2030	02/28/2014	A	285,231
30,000	Norco, CA Redevel. Agency[1]	5.000	03/01/2019	02/28/2014	A	30,082
2,015,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	11/04/2015	B	1,878,464
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	894,460
780,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	06/06/2015	B	821,707
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	03/01/2014	A	600,618
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2014	A	50,008
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2014	A	10,061
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	06/01/2014		30,376
150,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	02/28/2014	A	150,348
265,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	02/28/2014	A	265,713
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	02/28/2014	A	135,370
825,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	02/28/2014	A	825,635
3,100,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	02/28/2014	A	3,110,354
700,000	Oakland, CA Unified School District[1]	5.000	08/01/2026	02/28/2014	A	702,198
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	821,325
370,000	Oakland, CA Unified School District[1]	5.250	08/01/2020	02/28/2014	A	371,350
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2015	02/28/2014	A	50,205
100,000	Oakland, CA Unified School District[1]	5.250	08/01/2017	02/28/2014	A	100,407
160,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	02/28/2014	A	160,611
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2018	02/28/2014	A	50,209
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,085,240
300,000	Oakland, CA Unified School District[1]	5.250	08/01/2022	02/28/2014	A	301,251
2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	A	2,138,980

35        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,000,000	Oakland, CA Unified School District[1]	5.000%	08/01/2025	08/01/2015	A	$2,024,560
200,000	Oakland, CA Unified School District[1]	5.250	08/01/2016	02/28/2014	A	200,770
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	824,682
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	716,469
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	770,188
1,660,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2014	A	1,668,649
55,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	02/28/2014	A	55,136
200,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.550	08/15/2033	02/15/2014	A	200,412
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2020	02/28/2014	A	50,069
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	02/28/2014	A	265,246
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	02/28/2014	A	50,097
30,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2017	02/28/2014	A	30,067
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2014	A	15,051
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	A	1,613,985
195,000	Oroville, CA Public Financing Authority[1]	5.125	09/15/2025	02/28/2014	A	195,099
850,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	02/28/2014	A	856,554
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	53,598
100,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.250	06/01/2034	06/01/2014	A	100,089
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		930,928
460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	A	507,311
530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	A	579,513
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	03/01/2016		24,712
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	02/28/2014	A	70,010
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	02/28/2014	A	180,016
125,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2025	04/01/2014	A	125,055
50,000	Palm Desert, CA Financing Authority[1]	5.200	10/01/2028	04/01/2014	A	50,003
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2014	A	1,237,897
770,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2030	04/01/2014	A	769,962
55,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	04/01/2014	A	55,005
50,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2026	04/01/2014	A	50,010
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	04/26/2015	A	510,540
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	02/28/2014	A	145,571

36        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500%	08/01/2021	02/28/2014	A	$100,174
3,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)	5.250	06/01/2027	06/01/2022	A	3,412,032
20,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	02/28/2014	A	20,072
45,000	Palm Springs, CA Improvement Bond Act 1915	5.650	09/02/2029	10/14/2027	B	42,205
100,000	Palmdale, CA Civic Authority[1]	5.000	07/01/2025	02/28/2014	A	100,386
190,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	02/28/2014	A	190,602
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016	A	125,158
45,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2017	02/28/2014	A	45,602
495,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1,3]	5.700	08/01/2018	02/26/2014	A	496,767
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	06/01/2014	A	15,248
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2014	A	177,923
20,000	Palomar Pomerado, CA Health System	5.000	11/01/2014	02/28/2014	A	20,043
10,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2019	02/28/2014	A	10,022
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2023	02/28/2014	A	100,057
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	02/28/2014	A	30,050
90,000	Patterson, CA Joint Unified School District[1]	5.000	08/01/2015	02/28/2014	A	90,357
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2014	A	276,348
545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023	A	566,865
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2015	A	61,491
125,000	Perris, CA Public Financing Authority[1]	5.750	10/01/2031	02/28/2014	A	128,008
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	A	435,197
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2016	A	20,260
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2021	A	1,062,045
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2021	A	1,438,602
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2014	A	10,014
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019	A	1,622,055
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)[1]	5.250	08/01/2016	02/28/2014	A	20,081
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	08/01/2014	A	508,155
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2018	08/01/2014	A	75,911
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	08/01/2014	A	243,377
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2019	08/01/2014	A	75,809
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	02/01/2014		4,550,000
65,000	Pomona, CA Public Financing Authority[1]	5.125	02/01/2016	02/28/2014	A	65,218
25,000	Pomona, CA Public Financing Authority[1]	5.250	02/01/2018	02/28/2014	A	25,077
30,000	Pomona, CA Public Financing Authority[1]	5.000	02/01/2024	02/28/2014	A	30,035
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	02/28/2014	A	401,000

37        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$110,000	Port Redwood City, CA GO1	5.400%	06/01/2019	06/01/2014	A	$110,656
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[1]	5.000	05/01/2023	05/01/2014	A	50,741
20,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	02/28/2014	A	20,065
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2019	02/28/2014	A	30,097
55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2024	02/28/2014	A	55,169
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.000	06/15/2028	02/28/2014	A	25,017
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2017	02/28/2014	A	50,206
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	A	1,280,519
855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	A	936,387
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	09/01/2016	A	171,272
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/01/2015	A	150,299
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No.2003-1	5.750	09/01/2028	09/01/2018	A	1,908,990
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	02/28/2014	A	10,013
675,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.125	09/01/2030	02/28/2014	A	675,068
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	02/28/2014	A	4,573,016
50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.250	09/01/2020	02/28/2014	A	50,128
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	05/03/2022	B	19,731
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2014	A	30,016
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	02/28/2014	A	30,035
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	02/28/2014	A	100,094
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	05/27/2031	B	9,896
25,000	Redlands, CA Unified School District[1]	5.000	07/01/2026	02/28/2014	A	25,081
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	733,760
100,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.250	09/01/2027	03/01/2014	A	100,051
25,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2021	03/01/2014	A	25,073
20,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2019	03/01/2014	A	20,032
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2014	A	103,108
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2014	A	51,339

38        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125%	09/01/2018	03/01/2014	A	$67,065
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2014	A	103,141
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2014	A	51,619
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2014	A	25,802
40,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	09/01/2018	02/28/2014	A	40,092
405,000	Richmond, CA Joint Powers Financing Authority[1]	5.000	09/01/2015	02/28/2014	A	406,122
20,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.500	09/01/2017	02/28/2014	A	20,052
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500	09/01/2016	02/28/2014	A	50,152
600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.250	09/01/2025	02/28/2014	A	601,842
210,000	Richmond, CA Redevel. Agency (Harbour Redevel.)[1]	5.500	07/01/2018	02/28/2014	A	210,811
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	B	95,074
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024	B	77,050
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	456,885
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	05/01/2028	B	14,071
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2014	A	232,328
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	03/01/2014	A	397,647
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2014		219,754
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		459,639
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		500,014
250,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	02/28/2014	A	250,680
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	A	102,717
335,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	01/13/2017	B	223,348
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		349,667
30,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2014	A	30,158
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2014	A	345,137
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	03/02/2014	A	324,595
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2015	A	201,814
1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,217,243

39        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,640,000	Riverside, CA Public Financing Authority	5.000%	11/01/2027	11/01/2022	A	$1,740,270
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017	A	108,602
150,000	Riverside, CA Redevel. Agency[1]	5.000	08/01/2025	02/28/2014	A	150,072
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	03/01/2014	A	50,186
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	06/01/2014	A	152,021
100,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	5.000	09/01/2025	02/28/2014	A	100,287
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	02/28/2014	A	50,064
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2014	A	50,036
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2014	A	50,036
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2014	A	25,010
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	449,847
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	376,771
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	500,735
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	409,285
100,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	03/01/2014	A	100,016
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2024	02/15/2024		288,100
100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	02/15/2025		107,465
190,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2021	02/15/2021		210,389
80,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2023	02/15/2023		87,349
535,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	02/28/2014	A	536,803
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	02/28/2014	A	797,735
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	02/28/2014	A	431,393
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	A	3,198,571
250,000	Sacramento County, CA COP[1,3]	5.375	02/01/2019	02/15/2014	A	250,525
130,000	Sacramento County, CA COP	4.750	10/01/2017	02/28/2014	A	130,316
940,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1,3]	6.000	02/01/2033	03/01/2014	A	940,235
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	02/28/2014	A	1,500,810
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	02/28/2014	A	402,128
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200	12/01/2019	02/28/2014	A	25,052
225,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2024	12/01/2015	A	237,690
30,000	Sacramento, CA City Financing Authority (City Hall)[1]	5.250	12/01/2016	02/28/2014	A	30,123
815,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	03/01/2014	A	818,537
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	A	927,359

40        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000%		09/01/2024	03/01/2023	A	$2,032,722
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000		09/01/2026	03/01/2023	A	847,266
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2027	03/01/2023	A	488,215
25,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500		09/02/2016	02/28/2014	A	25,090
310,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	02/28/2014	A	311,364
150,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2016	02/27/2014	A	150,576
215,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2015	02/27/2014	A	215,826
2,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.250		08/01/2027	02/27/2014	A	2,007,140
1,000,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2018	02/27/2014	A	1,003,840
65,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	02/28/2014	A	65,222
65,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	02/28/2014	A	26,081
45,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	02/28/2014	A	45,141
25,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	02/28/2014	A	25,006
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	02/28/2014	A	200,256
235,000	San Bernardino County, CA Flood Control District[1]	5.000		08/01/2029	02/28/2014	A	235,240
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000		09/01/2019	09/01/2015	A	197,209
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		11,425
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022		55,444
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		76,822
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019		229,296
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		197,541
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	02/28/2014	A	160,320
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	02/28/2014	A	335,633
145,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	01/01/2015		142,057
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	03/27/2023	B	377,795
325,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	11/17/2017	B	308,711
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	04/01/2014	A	150,128

41        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$430,000	San Bernardino, CA Mountains Community Hospital District COP[3]	5.000%		02/01/2017	08/26/2015	B	$438,144
70,000	San Bernardino, CA Municipal Water Dept.	5.250		02/01/2015	02/28/2014	A	70,218
135,000	San Bernardino, CA Municipal Water Dept.[1]	5.000		02/01/2017	02/28/2014	A	135,320
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875		07/01/2025	07/01/2014	A	25,062
50,000	San Bruno, CA Police Facilities Financing[1]	5.250		02/01/2021	02/28/2014	A	50,108
2,000,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500		09/01/2017	02/28/2014	A	2,008,300
5,000,000	San Diego County, CA COP (Developmental Service Foundation)[1]	5.500		09/01/2027	02/28/2014	A	5,019,550
90,000	San Diego County, CA Water Authority[1]	4.750		05/01/2028	02/28/2014	A	90,262
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2028	09/01/2023	A	650,701
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2027	09/01/2023	A	625,860
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2025	09/01/2023	A	566,865
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2030	09/01/2023	A	722,693
4,845,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	[4]	07/01/2034	02/28/2014	A	4,867,239
285,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2032	09/02/2018	A	285,100
210,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2026	09/02/2018	A	213,578
195,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2025	09/02/2018	A	198,346
255,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2030	09/02/2030		254,294
245,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2029	09/02/2018	A	245,627
230,000	San Diego, CA Improvement Bond Act 1915	5.250		09/02/2028	09/02/2018	A	230,639
220,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2027	09/02/2018	A	221,463
165,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2021	09/02/2018	A	175,542
190,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2024	09/02/2018	A	194,999
265,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2031	09/02/2018	A	265,411
180,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2023	09/02/2018	A	187,162
170,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2022	09/02/2018	A	178,726
135,000	San Diego, CA Mtg. (Mariners Cove)	5.800		09/01/2015	02/28/2014	A	135,524
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250		02/15/2032	02/15/2017	A	1,044,590
20,000	San Diego, CA Redevel. Agency[1]	6.000		11/01/2015	02/28/2014	A	20,095
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000		09/01/2015	02/28/2014	A	20,063
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250		09/01/2026	02/28/2014	A	325,159
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200		09/01/2019	02/28/2014	A	100,183
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400		09/01/2019	02/28/2014	A	1,002,560
10,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.500		09/01/2019	02/28/2014	A	10,018
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.600		09/01/2024	02/28/2014	A	25,017
50,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.000		09/01/2026	02/28/2014	A	50,151
175,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250		09/01/2021	02/28/2014	A	175,669
55,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.300		09/01/2020	02/28/2014	A	55,070
115,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350		09/01/2024	02/28/2014	A	115,055
110,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.875		10/01/2019	02/28/2014	A	110,505

42        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000%	10/01/2026	02/28/2014	A	$20,060
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2021	02/28/2014	A	20,072
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	02/28/2014	A	70,102
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	02/28/2014	A	300,213
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	02/28/2014	A	711,108
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700	09/01/2020	02/28/2014	A	60,176
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	02/28/2014	A	85,225
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	02/28/2014	A	25,029
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	03/01/2014	A	10,054
7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	8,329,275
270,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	02/28/2014	A	270,170
1,365,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	02/28/2014	A	1,366,788
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	02/28/2014	A	3,046,566
150,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	02/28/2014	A	150,276
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	02/28/2014	A	75,042
315,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	02/28/2014	A	315,825
1,320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.100	01/01/2020	02/28/2014	A	1,325,650
305,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	02/28/2014	A	305,287
510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	02/28/2014	A	512,091
20,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	02/28/2014	A	20,022
100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	02/28/2014	A	100,156
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2014	A	41,245
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,320,100
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	A	1,704,832

43        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000%	08/01/2023	08/01/2022	A	$545,510
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	02/28/2014	A	20,055
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	A	127,241
115,000	San Francisco, CA Community College District[1]	5.375	06/15/2022	02/28/2014	A	115,485
80,000	San Francisco, CA Community College District[1]	5.000	06/15/2026	02/28/2014	A	80,275
200,000	San Francisco, CA Community College District	5.375	06/15/2016	02/28/2014	A	200,862
215,000	San Francisco, CA Community College District	5.375	06/15/2015	02/28/2014	A	215,931
50,000	San Francisco, CA Community College District[1]	5.000	06/15/2020	02/28/2014	A	50,693
100,000	San Francisco, CA Community College District[1]	5.000	06/15/2022	02/28/2014	A	101,361
25,000	San Francisco, CA Community College District[1]	5.000	06/15/2021	02/28/2014	A	25,343
35,000	San Francisco, CA Community College District[1]	5.000	06/15/2019	02/28/2014	A	35,487
310,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	02/28/2014	A	314,318
855,000	San Francisco, CA Community College District	5.000	06/15/2018	02/28/2014	A	866,893
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	7.100	08/01/2033	08/01/2017	A	1,161,540
920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	A	980,600
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017	A	1,645,947
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017	A	1,840,628
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	03/01/2014	A	25,872
80,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2015	02/28/2014	A	80,250
75,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2022	02/28/2014	A	75,218
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2020	02/28/2014	A	50,146
30,000	San Joaquin County, CA COP (Solid Waste System Facilties)[1]	5.000	04/01/2018	02/28/2014	A	30,070
395,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	01/15/2030		384,382
1,150,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	01/15/2029		1,144,124
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	02/28/2014	A	85,350
35,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2015	02/28/2014	A	35,142
235,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2018	02/28/2014	A	235,945
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	02/28/2014	A	50,204
15,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2017	02/28/2014	A	15,060
100,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	02/28/2014	A	100,402
105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2022	02/28/2014	A	105,417
50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2020	02/28/2014	A	50,199
30,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2017	02/28/2014	A	30,121
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	A	1,127,480
1,130,000	San Jose, CA Airport[1]	5.000	03/01/2028	03/01/2014	A	1,133,401
3,990,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,004,843

44        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)[1]	5.000%		09/01/2024	02/28/2014	A	$15,047
280,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2019	02/28/2014	A	281,128
90,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2017	02/28/2014	A	90,365
60,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2015	02/28/2014	A	60,667
50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2018	02/28/2014	A	50,203
225,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2016	02/28/2014	A	225,911
60,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2020	03/02/2014	A	61,870
95,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2019	03/02/2014	A	97,997
25,000	San Jose, CA Improvement Bond Act 1915	5.700		09/02/2018	03/02/2014	A	25,799
20,000	San Jose, CA Improvement Bond Act 1915	5.600		09/02/2016	03/02/2014	A	20,652
250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	[4]	07/15/2034	01/12/2017	A	262,545
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100		01/01/2031	02/25/2024	B	24,816
400,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875		03/01/2033	03/01/2014	A	403,432
50,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2020	08/01/2015	A	51,630
45,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2028	08/01/2015	A	45,239
75,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	08/01/2017	A	76,182
350,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2017	08/01/2015	A	366,972
300,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2019	08/01/2015	A	311,778
65,000	San Jose, CA Redevel. Agency[1]	5.750		08/01/2017	08/01/2014	A	66,314
35,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2016	02/28/2014	A	35,116
25,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2023	08/01/2017	A	25,776
20,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2014	02/28/2014	A	20,078
5,300,000	San Jose, CA Redevel. Agency[1]	5.850		08/01/2027	08/01/2014	A	5,420,522
200,000	San Jose, CA Redevel. Agency[1]	6.375		08/01/2021	08/01/2018	A	221,292
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250		08/01/2019	08/01/2014	A	1,224,798
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2019	02/28/2014	A	25,045
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2022	08/01/2017	A	264,348
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2023	08/01/2017	A	118,570
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2025	08/01/2017	A	30,598
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2024	08/01/2017	A	102,383
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2027	02/28/2014	A	100,011
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600		08/01/2019	02/28/2014	A	5,012
100,000	San Juan Capistrano, CA Public Financing Authority	4.800		12/01/2016	02/28/2014	A	100,281
100,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2026	08/01/2014	A	101,807

45        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	San Marcos, CA Public Facilities Authority[1]	4.875%	08/01/2031	02/28/2014	A	$500,200
25,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2017	02/28/2014	A	25,085
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	02/28/2014	A	100,374
25,000	San Marcos, CA Unified School District Special Tax[1]	5.000	09/01/2029	03/01/2014	A	25,014
130,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)[1]	5.125	08/01/2032	07/04/2026	B	130,001
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	5.000	12/01/2014	02/28/2014	A	40,162
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	02/28/2014	A	100,336
45,000	Santa Barbara County, CA Waterfront COP[1]	5.500	10/01/2022	02/28/2014	A	45,071
60,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	02/28/2014	A	60,224
105,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2018	02/28/2014	A	105,405
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	02/28/2014	A	1,715,463
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/28/2014	A	80,070
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	06/01/2014	A	25,376
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	06/01/2014		304,785
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2020	06/01/2014	A	405,388
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	06/01/2014	A	187,856
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	06/01/2014	A	177,812
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2014	A	1,034,902
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	06/01/2014	A	101,461
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	348,368
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	691,452
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	979,557
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,200,888
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	812,601
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	02/28/2014	A	40,092
25,000	Santa Fe Springs, CA Community Devel. Commission	5.500	09/01/2014	02/28/2014	A	25,099
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	02/28/2014	A	801,144

46        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375%	09/01/2018	02/28/2014	A	$85,191
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)[1]	5.000	07/01/2018	02/28/2014	A	30,093
20,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)[1]	5.000	07/01/2016	02/28/2014	A	20,075
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	10/14/2022	B	23,959
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2014	A	20,029
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	805,374
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	749,817
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	916,883
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	858,062
25,000	Seaside, CA Redevel. Agency	5.000	08/01/2014	02/28/2014	A	25,089
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,395,365
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	02/28/2014	A	15,993
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	103,252
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	104,154
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,364
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	102,193
400,000	Sierra View, CA Local Health Care District[1]	5.250	07/01/2024	07/01/2017	A	416,652
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	41,428
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2021	02/28/2014	A	25,078
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	02/28/2014	A	526,313
175,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	02/28/2014	A	175,063
1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,151,651
100,000	South Gate, CA Public Financing Authority (South Gate Redevel.)[1]	5.750	09/01/2022	09/01/2014	A	101,015
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,149,705
65,000	South Orange County, CA Public Financing Authority[1]	5.250	08/15/2018	02/28/2014	A	65,237
40,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	03/02/2014	A	40,177
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	A	255,875
20,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.300	10/01/2021	02/28/2014	A	20,022
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		286,900
50,000	Southern CA Public Power Authority[1]	5.250	10/01/2015	02/28/2014	A	50,210
10,000	Southern CA Public Power Authority[1]	5.000	07/01/2015	02/28/2014	A	10,040

47        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$925,000	Southern CA Public Power Authority[1]	5.000%	11/01/2018	11/01/2018		$1,043,363
5,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	02/28/2014	A	5,022
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	02/28/2014	A	25,108
20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	02/28/2014	A	20,091
5,980,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/14/2016	B	5,741,936
155,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	02/28/2014	A	155,329
20,000	Stockton, CA COP (Wastewater System)[1]	5.000	09/01/2023	02/28/2014	A	20,009
35,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2014	A	35,048
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	A	262,150
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	A	53,495
25,000	Suisun City, CA Public Financing Authority[1]	5.200	10/01/2028	02/28/2014	A	25,011
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2017	02/28/2014	A	25,100
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	02/28/2014	A	25,100
1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	A	1,578,376
1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,594,211
415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	453,637
300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	331,632
700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	758,254
50,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	02/28/2014	A	50,186
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	840,370
500,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	02/28/2014	A	504,685
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	02/28/2014	A	50,066
1,505,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	6.000	06/01/2022	02/28/2014	A	1,510,975
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400	06/01/2015	02/28/2014	A	25,091
75,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.500	06/01/2031	02/28/2014	A	75,101
270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	02/28/2014	A	270,022
15,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	02/28/2014	A	15,035
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	04/01/2014	A	1,438,408
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	02/28/2014	A	50,043
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2014	A	25,081
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	03/02/2014	A	75,115
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	B	29,780
95,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	03/01/2014	A	95,024
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	03/01/2014	A	20,002
805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	B	885,363
280,000	Turlock, CA Irrigation District[1]	5.000	01/01/2033	07/01/2014	A	280,465

48        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$150,000	Turlock, CA Irrigation District[1]	5.000%	01/01/2018	02/28/2014	A	$150,579
60,000	Turlock, CA Irrigation District[1]	5.000	01/01/2015	02/28/2014	A	60,232
340,000	Turlock, CA Irrigation District[1]	5.000	01/01/2028	07/01/2014	A	341,180
65,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	02/28/2014	A	65,216
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	508,972
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	549,938
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	527,392
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	466,019
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	487,355
130,000	Tustin, CA Unified School District[1]	5.000	09/01/2032	03/01/2014	A	130,064
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	A	141,125
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	274,130
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	02/28/2014	A	25,003
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2014	A	20,049
975,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	02/28/2014	A	976,541
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2021	02/28/2014	A	50,081
150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.400	09/01/2014	02/28/2014	A	150,453
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2024	02/28/2014	A	20,021
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.000	09/01/2023	02/28/2014	A	25,029
20,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2025	02/28/2014	A	20,016
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2024	02/28/2014	A	25,024
225,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	02/28/2014	A	225,295
1,585,000	Val Verde, CA Unified School District	6.250	10/01/2028	10/01/2015	A	1,598,266
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	03/01/2014	A	274,995
125,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	02/28/2014	A	125,105
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2019	02/28/2014	A	325,881
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2014	A	25,055
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	05/03/2024	B	29,981
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	06/24/2031	B	37,789
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	03/01/2014	A	40,882
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	B	256,279

49        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$535,000	Vernon, CA Electric System[1]	5.125%	08/01/2021	09/04/2018	A	$584,921
145,000	Victor, CA Elementary School District	5.600	09/01/2034	03/01/2014	A	147,104
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	12/01/2014	A	25,120
100,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.125	09/01/2028	02/28/2014	A	100,012
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	02/28/2014	A	75,062
110,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	02/28/2014	A	110,020
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.800	09/01/2030	02/28/2014	A	15,012
90,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	04/01/2014	A	90,688
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	06/01/2014	A	5,065
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	05/01/2014	A	10,097
50,000	Walnut, CA Energy Center Authority[1]	5.000	01/01/2024	02/28/2014	A	50,162
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	02/28/2014	A	10,018
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	02/28/2014	A	15,061
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	02/28/2014	A	1,002,420
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	02/28/2014	A	550,138
150,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	03/01/2014	A	151,941
180,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2026	02/20/2024	B	175,966
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	02/28/2014	A	60,005
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)	5.100	09/01/2014	02/28/2014	A	100,295
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	A	1,181,680
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	A	1,037,549
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	03/01/2014	A	60,292
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	03/02/2014	A	5,157
155,000	West Sacramento, CA Redevel. Agency[1]	5.000	09/01/2029	03/01/2014	A	155,629
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	03/01/2014	A	50,260
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	09/02/2014		25,765
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,210,409
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,557,245
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,297,046
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	881,827
20,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	02/28/2014	A	20,094
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/01/2014	A	260,094

						554,256,730

50        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions—14.3%
$1,250,000	Guam International Airport Authority	6.000%	10/01/2023	08/01/2018	A	$1,323,787
155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		176,815
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	290,485
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	244,811
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	167,606
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		171,370
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		114,692
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		171,750
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	04/23/2021	B	3,664,150
3,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		2,239,413
14,269,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/23/2017	B	13,664,851
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2020	07/01/2020		1,471,140
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	06/17/2026	B	347,907
40,000	Puerto Rico Commonwealth GO1	5.250	07/01/2015	07/01/2015		37,708
1,145,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	B	795,351
100,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2030		70,538
75,000	Puerto Rico Commonwealth GO1	6.125	07/01/2024	04/23/2021	B	54,962
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	02/04/2031	B	402,601
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2029		1,468,800
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		61,008
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		69,871
1,410,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		1,423,240
170,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		168,159
205,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		178,666
2,000,000	Puerto Rico Commonwealth GO1	2.063	07/01/2019	07/01/2019		1,770,380
200,000	Puerto Rico Commonwealth GO1	5.000	07/01/2022	07/01/2022		141,978
5,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2026		3,453,650
5,890,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	07/01/2028		4,110,160
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		1,885,890
260,000	Puerto Rico Electric Power Authority, Series B1	5.000	07/01/2016	07/01/2016		228,985
500,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		315,130
1,975,000	Puerto Rico Electric Power Authority, Series KK1	5.500	07/01/2015	07/01/2015		1,965,520
555,000	Puerto Rico Electric Power Authority, Series KK1	5.500	07/01/2016	07/01/2016		545,887
300,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2025	07/01/2025		260,166
175,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2022	07/01/2022		157,337
3,210,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2023	07/01/2023		2,857,991
230,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2024	07/01/2024		202,106
25,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2025	07/01/2025		21,681
40,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2018	07/01/2018		31,170
9,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		5,730,120
200,000	Puerto Rico Government Devel. Bank[1]	5.000	12/01/2014	12/01/2014		193,944
150,000	Puerto Rico Government Devel. Bank[1]	5.000	12/01/2016	12/01/2016		133,280
550,000	Puerto Rico Highway & Transportation Authority[1]	5.000	09/15/2018	03/15/2014	A	553,267
215,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		169,250
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		716,560

51        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$750,000	Puerto Rico Highway & Transportation Authority[1]	5.750%	07/01/2020	07/01/2020		$590,145
195,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500	07/01/2016	07/01/2016		196,656
70,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000	07/01/2022	07/01/2022		49,193
260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	02/28/2014	A	260,229
910,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		601,383
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		614,720
130,000	Puerto Rico Infrastructure Financing Authority[1]	5.000	07/01/2018	07/01/2018		102,765
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		88,557
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		81,289
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		83,711
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,925,152
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		47,165
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2019		484,680
1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	02/28/2014	A	1,180,201
45,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	08/01/2019		44,619
395,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2018	08/01/2018		394,313
75,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	08/01/2017		74,999
3,260,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	02/28/2014	A	3,262,315
165,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	02/28/2014	A	165,013
40,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		37,527
70,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2014	02/28/2014	A	70,284
180,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	08/01/2020		178,245
450,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2017	07/01/2017		431,348
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	04/13/2025	B	2,005,302
2,710,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		2,160,222
460,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2018	07/01/2018		432,809
1,070,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		803,056
2,735,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2019	07/01/2019		2,604,759
8,305,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	09/18/2030	B	5,962,243
1,750,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	B	1,097,110
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		982,758
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		428,250
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		818,630
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029		2,009,094
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		2,273,964
315,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		198,113
495,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		339,511
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	127,594
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	164,275

52        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2023	10/01/2016	A	$309,822

						89,906,154

Total Investments, at Value (Cost $666,396,515)—101.5%						644,162,884

Liabilities in Excess of Other Assets—(1.5)						(9,387,705)

Net Assets—100.0%						$634,775,179

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principle payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after January 31, 2014. See Note 1 of the accompanying Notes.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CCC	Continuing Care Center
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
CWM	Chemical Waste Management
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LLMC	Lifelong Medical Care
M-S-R	Modesto Irrigatoin District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PCCD	Palomar Community College District
PH	Presbyterian Hospital
PP	Professionals PRN, Inc.

53        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

ROLs	Reset Option Longs
RR	Residential Resources
SCADP	Southern California Alcohol & Drug Programs
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.

54        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF

ASSETS AND LIABILITIES January 31, 2014 Unaudited

Assets
Investments, at value (cost $666,396,515) —see accompanying statement of investments	$644,162,884

Cash	653,541

Receivables and other assets:
Investments sold (including $12,208,017 sold on a when-issued or delayed delivery basis)	12,208,017
Interest	11,405,101
Shares of beneficial interest sold	1,318,074
Other	93,037

Total assets	669,840,654

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Payable for borrowings (See Note 6)	25,500,000
Shares of beneficial interest redeemed	2,237,001
Dividends	336,234
Distribution and service plan fees	120,053
Transfer and shareholder servicing agent fees	55,766
Trustees’ compensation	39,779
Shareholder communications	39,571
Investments purchased	10,300
Interest expense on borrowings	3,511
Other	58,260

Total liabilities	35,065,475

Net Assets	$634,775,179

Composition of Net Assets
Par value of shares of beneficial interest	$194,306

Additional paid-in capital	689,590,370

Accumulated net investment income	2,529,565

Accumulated net realized loss on investments	(35,305,431)

Net unrealized depreciation on investments	(22,233,631)

Net Assets	$634,775,179

55        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $388,011,731 and 118,744,381 shares of beneficial interest outstanding)	$3.27
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.35

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $982,545 and 292,272 shares of beneficial interest outstanding)	$3.36

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $141,103,987 and 43,321,277 shares of beneficial interest outstanding)	$3.26

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $104,676,916 and 31,948,155 shares of beneficial interest outstanding)	$3.28

See accompanying Notes to Financial Statements.

56        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2014 Unaudited

Investment Income
Interest	$17,355,452

Other income	108

Total investment income	17,355,560

Expenses
Management fees	1,497,136

Distribution and service plan fees:
Class A	540,742
Class B	5,871
Class C	740,353

Transfer and shareholder servicing agent fees:
Class A	105,737
Class B	906
Class C	50,134
Class Y	40,537

Shareholder communications:
Class A	45,582
Class B	974
Class C	30,886
Class Y	18,757

Borrowing fees	271,009

Interest expense on borrowings	14,497

Trustees’ compensation	6,595

Interest expense and fees on short-term floating rate notes issued (See Note 1)	2,660

Custodian fees and expenses	2,177

Other	48,882

Net expenses	3,423,435

Net Investment Income	13,932,125

Realized and Unrealized Loss
Net realized loss on investments	(3,717,932)

Net change in unrealized appreciation/depreciation on investments	(6,988,475)

Net Increase in Net Assets Resulting from Operations	$3,225,718

See accompanying Notes to Financial Statements.

57        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations
Net investment income	$13,932,125	$23,186,817

Net realized loss	(3,717,932)	(8,770,272)

Net change in unrealized appreciation/depreciation	(6,988,475)	(23,991,403)

Net increase (decrease) in net assets resulting from operations	3,225,718	(9,574,858)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,443,293)	(14,517,060)
Class B	(13,734)	(40,364)
Class C	(1,973,276)	(4,162,631)
Class Y	(2,212,486)	(4,984,840)

	(11,642,789)	(23,704,895)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(68,560,266)	193,582,357
Class B	(258,753)	(330,302)
Class C	(13,242,680)	43,736,617
Class Y	(26,892,447)	44,664,173

	(108,954,146)	281,652,845

Net Assets
Total increase (decrease)	(117,371,217)	248,373,092

Beginning of period	752,146,396	503,773,304

End of period (including accumulated net investment income of $2,529,565 and $240,229, respectively)	$634,775,179	$752,146,396

See accompanying Notes to Financial Statements.

58        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011 [1]	Year Ended July 30, 2010 [1]	Year Ended July 31, 2009
Per Share Operating Data
Net asset value, beginning of period	$3.30		$3.43	$3.33	$3.36	$3.20	$3.34

Income (loss) from investment operations:
Net investment income[2]	0.07		0.13	0.15	0.16	0.17	0.16
Net realized and unrealized gain (loss)	(0.04)		(0.13)	0.11	(0.03)	0.15	(0.15)

Total from investment operations	0.03		0.00	0.26	0.13	0.32	0.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)		(0.13)	(0.16)	(0.16)	(0.16)	(0.15)

Net asset value, end of period	$3.27		$3.30	$3.43	$3.33	$3.36	$3.20

Total Return, at Net Asset Value[3]	0.84%		(0.07)%	8.09%	4.07%	10.02%	0.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$388,012		$461,700	$289,266	$198,431	$188,647	$154,287

Average net assets (in thousands)	$424,938		$385,057	$225,504	$197,240	$170,296	$180,705

Ratios to average net assets:[4]
Net investment income	4.13%		3.68%	4.41%	4.94%	4.96%	5.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.77%		0.73%	0.76%	0.77%	0.81%	0.80%
Interest and fees from borrowings	0.08%		0.06%	0.07%	0.12%	0.27%	0.63%
Interest and fees on short-term floating rate notes issued[5]	0.00	% [6]	0.01%	0.02%	0.05%	0.05%	0.03%

Total expenses	0.85%		0.80%	0.85%	0.94%	1.13%	1.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%		0.80%	0.85%	0.94%	1.13%	1.46%

Portfolio turnover rate	6%		37%	20%	32%	42%	31%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6.	Less than 0.005%.

See accompanying Notes to Financial Statements.

59        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011 [1]	Year Ended July 30, 2010 [1]	Year Ended July 31, 2009
Per Share Operating Data
Net asset value, beginning of period	$3.39		$3.52	$3.41	$3.44	$3.27	$3.41

Income (loss) from investment operations:
Net investment income[2]	0.05		0.10	0.12	0.14	0.14	0.13
Net realized and unrealized gain (loss)	(0.04)		(0.13)	0.12	(0.04)	0.15	(0.15)

Total from investment operations	0.01		(0.03)	0.24	0.10	0.29	(0.02)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)		(0.10)	(0.13)	(0.13)	(0.12)	(0.12)

Net asset value, end of period	$3.36		$3.39	$3.52	$3.41	$3.44	$3.27

Total Return, at Net Asset Value[3]	0.30%		(1.02)%	7.18%	2.98%	9.07%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$982		$1,253	$1,629	$1,539	$1,870	$1,977

Average net assets (in thousands)	$1,151		$1,470	$1,657	$1,720	$1,973	$1,951

Ratios to average net assets:[4]
Net investment income	3.13%		2.78%	3.51%	3.99%	4.03%	4.14%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.78%		1.69%	1.71%	1.72%	1.76%	1.82%
Interest and fees from borrowings	0.08%		0.06%	0.07%	0.12%	0.27%	0.63%
Interest and fees on short-term floating rate notes issued[5]	0.00	% [6]	0.01%	0.02%	0.05%	0.05%	0.03%

Total expenses	1.86%		1.76%	1.80%	1.89%	2.08%	2.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%		1.76%	1.80%	1.89%	2.08%	2.48%

Portfolio turnover rate	6%		37%	20%	32%	42%	31%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6.	Less than 0.005%.

See accompanying Notes to Financial Statements.

60        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class C	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011 [1]	Year Ended July 30, 2010 [1]	Year Ended July 31, 2009
Per Share Operating Data
Net asset value, beginning of period	$3.29		$3.41	$3.31	$3.35	$3.19	$3.33

Income (loss) from investment operations:
Net investment income[2]	0.05		0.10	0.12	0.14	0.14	0.13
Net realized and unrealized gain (loss)	(0.04)		(0.12)	0.12	(0.04)	0.15	(0.15)

Total from investment operations	0.01		(0.02)	0.24	0.10	0.29	(0.02)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)		(0.10)	(0.14)	(0.14)	(0.13)	(0.12)

Net asset value, end of period	$3.26		$3.29	$3.41	$3.31	$3.35	$3.19

Total Return, at Net Asset Value[3]	0.44%		(0.56)%	7.30%	2.96%	9.19%	(0.29)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,104		$156,017	$118,105	$74,654	$70,579	$60,411

Average net assets (in thousands)	$145,306		$138,944	$91,711	$74,225	$65,423	$66,544

Ratios to average net assets:[4]
Net investment income	3.34%		2.91%	3.61%	4.15%	4.17%	4.31%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.57%		1.52%	1.54%	1.56%	1.60%	1.60%
Interest and fees from borrowings	0.08%		0.06%	0.07%	0.12%	0.27%	0.63%
Interest and fees on short-term floating rate notes issued[5]	0.00	% [6]	0.01%	0.02%	0.05%	0.05%	0.03%

Total expenses	1.65%		1.59%	1.63%	1.73%	1.92%	2.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%		1.59%	1.63%	1.73%	1.92%	2.26%

Portfolio turnover rate	6%		37%	20%	32%	42%	31%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6.	Less than 0.005%.

See accompanying Notes to Financial Statements.

61        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$3.31	$3.43	$3.33	$3.34

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13	0.15	0.11
Net realized and unrealized gain (loss)	(0.04)	(0.11)	0.12	(0.01)

Total from investment operations	0.03	0.02	0.27	0.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.14)	(0.17)	(0.11)

Net asset value, end of period	$3.28	$3.31	$3.43	$3.33

Total Return, at Net Asset Value[3]	0.95%	0.46%	8.33%	3.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$104,677	$133,176	$94,773	$13,031

Average net assets (in thousands)	$119,096	$125,603	$53,265	$5,548

Ratios to average net assets:[4]
Net investment income	4.36%	3.91%	4.48%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.55%	0.50%	0.51%	0.58%
Interest and fees from borrowings	0.08%	0.06%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.00%[6]	0.01%	0.02%	0.05%

Total expenses	0.63%	0.57%	0.60%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.63%	0.57%	0.60%	0.73%

Portfolio turnover rate	6%	37%	20%	32%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011 which represents the last business day of the Fund’s reporting period.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
6.	Less than 0.005%.

See accompanying Notes to Financial Statements.

62        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO

FINANCIAL STATEMENTS January 31, 2014 Unaudited

1. Significant Accounting Policies

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”), formerly named Oppenheimer Limited Term California Municipal Fund, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and

63        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

64        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

1. Significant Accounting Policies (Continued)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity

65        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At January 31, 2014, municipal bond holdings with a value of $11,182,191 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At January 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.872%	5/15/25	$4,517,191

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

66        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

1. Significant Accounting Policies (Continued)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 1.00% of its total assets as of January 31, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	12,208,017

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

67        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended July 31, 2013, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2013 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2014	$1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369
No expiration	15,152,022

Total	$31,580,910

As of January 31, 2014, it is estimated that the capital loss carryforwards would be $16,428,888 expiring by 2019 and $18,869,954 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2014, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

68        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

1. Significant Accounting Policies (Continued)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2014 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$659,789,634 [1]

Gross unrealized appreciation	$8,864,092
Gross unrealized depreciation	(31,098,923)

Net unrealized depreciation	$(22,234,831)

1.	The Federal tax cost of securities does not include cost of $6,608,081, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2014, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$705
Payments Made to Retired Trustees	1,958
Accumulated Liability as of January 31, 2014	15,393

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

69        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

70        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

71        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

72        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$554,256,730	$—	$554,256,730
U.S. Possessions	—	89,906,154	—	89,906,154

Total Assets	$—	$644,162,884	$—	$644,162,884

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount
Class A
Sold	17,756,352	$57,781,060	185,887,766	$630,909,094
Dividends and/or distributions reinvested	1,657,229	5,394,482	3,204,077	10,929,221
Redeemed	(40,518,533)	(131,735,808)	(133,678,200)	(448,255,958)

Net increase (decrease)	(21,104,952)	$(68,560,266)	55,413,643	$193,582,357

73        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Shares of Beneficial interest (Continued)

Six Months Ended January 31, 2014			Year Ended July 31, 2013
	Shares	Amount	Shares	Amount
Class B
Sold	367	$1,234	69,503	$244,921
Dividends and/or distributions reinvested	3,733	12,497	10,272	36,034
Redeemed	(81,141)	(272,484)	(173,792)	(611,257)

Net decrease	(77,041)	$(258,753)	(94,017)	$(330,302)

Class C
Sold	6,628,767	$21,506,482	19,969,567	$68,013,914
Dividends and/or distributions reinvested	417,625	1,355,325	812,629	2,761,924
Redeemed	(11,131,137)	(36,104,487)	(7,976,584)	(27,039,221)

Net increase (decrease)	(4,084,745)	$(13,242,680)	12,805,612	$43,736,617

Class Y
Sold	13,490,975	$43,992,758	41,313,205	$141,492,505
Dividends and/or distributions reinvested	398,283	1,299,811	673,778	2,300,746
Redeemed	(22,169,714)	(72,185,016)	(29,376,186)	(99,129,078)

Net increase (decrease)	(8,280,456)	$(26,892,447)	12,610,797	$44,664,173

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2014 were as follows:

	Purchases	Sales
Investment securities	$39,887,124	$146,726,707

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

74        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

5. Fees and Other Transactions with Affiliates (Continued)

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2013 were as follows:

Class C	$2,288,226

75        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
January 31, 2014	$12,325	$75,747	$220	$29,934

Waivers and Reimbursements of Expenses. The Transfer Agent has contractually agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the

76        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

6. Borrowings (Continued)

difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1614% as of January 31, 2014). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2014 equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 31, 2014, the Fund had borrowings outstanding at an interest rate of 0.1614%. Details of the borrowings for the six months ended January 31, 2014 are as follows:

Average Daily Loan Balance	$17,288,587
Average Daily Interest Rate	0.163%
Fees Paid	$92,628
Interest Paid	$12,073

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

77        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Reverse Repurchase Agreements (Continued)

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2014 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments.

The Fund executed no transactions under the Facility during the six months ended January 31, 2014.

Details of reverse repurchase agreement transactions for the six months ended January 31, 2014 are as follows:

Fees Paid	$61,898

8. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain

78        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

8. Pending Litigation (Continued)

officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On March 5, 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. The settlements are subject to a variety of contingencies, including approval by the court. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On January 7, 2014, the appellate court affirmed the trial court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint

79        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Pending Litigation (Continued)

alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

80        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance

81        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, Charles Pulire and Elizabeth Mossow, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Fund, the Adviser and the Sub-Adviser. Throughout the year, the Adviser and the Sub-Adviser provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Adviser, the Sub-Adviser and the independent consultant, comparing the Fund’s historical performance to its benchmark and to the performance of other retail Muni Single State Short funds. The Board noted that the Fund’s one-year, three-year and five-year performance was better than its category median.

Costs of Services by the Adviser. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Muni Single State Short funds with comparable asset levels and distribution features. The Fund’s contractual management fees and total expenses were lower than its peer group median and category median.

Economies of Scale and Profits Realized by the Adviser and Sub-Adviser. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

82        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2014. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

83        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

SPECIAL SHAREHOLDER MEETINGS Unaudited

On September 27, 2013, following an adjournment from a second shareholder meeting held on June 21, 2013, as adjourned to August 2, 2013, a meeting of Oppenheimer Limited Term California Municipal Fund was held at which the sub-proposals below (Proposal No. 2 (including all of its sub-proposals)) and an Agreement and Plan of Reorganization to reorganize the Fund into a Delaware statutory trust (Proposal No. 3) were approved as described in the Fund’s Proxy Statement. The following is a report of the votes cast:

2a: Proposal to revise the fundamental policy relating to borrowing

For	Against	Abstain
81,330,123	3,163,386	19,735,800

2b-1: Proposal to revise the fundamental policy relating to concentration of investments

For	Against	Abstain
81,602,811	2,771,710	19,854,790

2d: Proposal to revise the fundamental policy relating to lending

For	Against	Abstain
81,462,176	2,987,410	19,779,726

2e: Proposal to remove the additional fundamental policy relating to estate and commodities

For	Against	Abstain
81,320,374	2,993,776	19,915,160

2f: Proposal to revise the fundamental policy relating to senior securities

For	Against	Abstain
81,618,071	2,737,769	19,873,470

2g: Proposal to remove the additional fundamental policy relating to underwriting

For	Against	Abstain
81,264,969	2,961,019	20,003,322

2h: Proposal to revise the fundamental policy relating to tax-free securities

For	Against	Abstain
81,218,170	2,961,474	20,049,668

Proposal 3: To approve an Agreement and Plan of Reorganization that provides for the reorganization of a Fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.

For	Against	Abstain
81,117,949	2,905,801	20,205,561

84        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER ROCHESTER LIMITED TERM

CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftails & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2014 OppenheimerFunds, Inc. All rights reserved.

86        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

87        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2013. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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95        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

Visit us at **oppenheimerfunds.com** for 24-hr access to account information and transactions or call us at **800.CALL OPP (800.225.5677)** for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
© 2014 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0801.001.0114 March 24, 2014

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/13/2014